Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 5.14%
United States: 5.14%
American Tower Corporation (Real estate, Equity REITs)	3.80%	8-15-2029		$300,000	$ 275,366
Amgen Incorporated (Health care, Biotechnology)	3.00	2-22-2029		250,000	230,594
Anthem Incorporated (Health care, Health care providers & services)	2.55	3-15-2031		325,000	280,632
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030		300,000	283,375
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		275,000	264,209
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		400,000	327,387
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment) 144A	4.15	4-15-2032		150,000	135,421
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	142,732
General Motors Financial Company Incorporated (Financials, Consumer finance)	3.10	1-12-2032		500,000	401,876
GSK Consumer Healthcare Company (Health care, Health care providers & services) 144A	3.63	3-24-2032		500,000	462,080
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	200,337
Lowe's Companies Incorporated (Consumer discretionary, Specialty retail)	3.75	4-1-2032		250,000	231,942
Magallanes Incorporated (Communication services, Media) 144A	4.28	3-15-2032		350,000	312,810
Motorola Solutions Incorporated (Information technology, Communications equipment)	2.75	5-24-2031		400,000	323,215
T Mobile USA Incorporated (Communication services, Media)	3.88	4-15-2030		300,000	279,977
Thermo Fisher Scientific Incorporated (Health care, Life sciences tools & services)	1.13	10-18-2033		350,000	297,002
Verizon Communications Incorporated (Communication services, Diversified telecommunication services)	2.36	3-15-2032		300,000	248,742
Total Corporate bonds and notes (Cost $5,456,520)					4,697,697
Foreign corporate bonds and notes: 14.14%
Belgium: 0.33%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	2.88	4-2-2032	EUR	300,000	304,963
France: 0.38%
Altice France SA (Communication services, Diversified telecommunication services)	4.13	1-15-2029	EUR	200,000	157,818
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	189,643
					347,461
Germany: 0.49%
Cheplapharm Arzneimittel (Health care, Pharmaceuticals)	4.38	1-15-2028	EUR	100,000	89,040
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Germany: 0.49% (continued)
PCF GmBH (Materials, Paper & forest products)	4.75%	4-15-2026	EUR	200,000	$ 165,052
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	190,727
					444,819
Ireland: 0.10%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	100,000	93,316
Italy: 0.68%
Brunello Bidco SpA (Information technology, Software)	3.50	2-15-2028	EUR	100,000	88,101
EOLO SpA (Communication services, Diversified telecommunication services)	4.88	10-21-2028	EUR	225,000	198,863
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	200,000	194,919
Kedrion SpA (Health care, Biotechnology)	3.38	5-15-2026	EUR	150,000	138,509
					620,392
Japan: 2.30%
Japan Expressway Holding and Debt Repayment Agency (Financials, Diversified financial services)	0.24	5-30-2036	JPY	300,000,000	2,100,713
Luxembourg: 2.55%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)	2.75	1-1-2026	EUR	200,000	171,340
European Investment Bank (Financials, Banks) ¤	0.00	1-18-2033	JPY	290,000,000	2,062,242
PLT VII Finance (Financials, Diversified financial services)	4.63	1-5-2026	EUR	100,000	91,800
					2,325,382
Netherlands: 0.79%
American Medical systems Europe BV (Health care, Health care providers & services)	1.63	3-8-2031	EUR	300,000	272,274
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	225,000	185,614
VZ Vendor Financing BV (Financials, Diversified financial services)	2.88	1-15-2029	EUR	250,000	193,886
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	73,273
					725,047
Spain: 0.10%
Aedas Homes Opco SLU (Real estate, Equity REITs)	4.00	8-15-2026	EUR	100,000	87,994
Sweden: 0.34%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.25	2-15-2027	EUR	150,000	129,671
Verisure Holding AB (Industrials, Commercial services & supplies)	3.88	7-15-2026	EUR	200,000	183,245
					312,916
United Kingdom: 6.08%
AA Bond Company Limited (Consumer discretionary, Diversified consumer services)	6.50	1-31-2026	GBP	125,000	140,598
BCP Modular V Services Holding (Industrials, Lease Revenue)	4.75	11-30-2028	EUR	200,000	166,310
See accompanying notes to portfolio of investments

2  |  Allspring International Bond Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
United Kingdom: 6.08% (continued)
Galaxy Bidco Limited (Financials, Insurance)	6.50%	7-31-2026	GBP	200,000	$ 222,766
INEOS Finance plc (Financials, Diversified financial services)	3.38	3-31-2026	EUR	200,000	187,793
INEOS Quattro Finance 2 plc (Financials, Diversified financial services)	2.50	1-15-2026	EUR	100,000	87,885
Network Rail Infrastructure Finance plc (Industrials, Transportation infrastructure)	4.75	11-29-2035	GBP	2,900,000	4,224,245
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	105,601
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	175,000	179,530
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	250,000	244,830
					5,559,558
Total Foreign corporate bonds and notes (Cost $16,597,690)					12,922,561
Foreign government bonds: 79.34%
Australian Government	1.75	6-21-2051	AUD	3,600,000	1,577,874
Australian Government	2.75	11-21-2028	AUD	3,900,000	2,578,910
Brazil Government Bond	10.00	1-1-2023	BRL	1,000,000	187,736
Brazil Government Bond	10.00	1-1-2025	BRL	2,400,000	432,208
Brazil Government Bond	10.00	1-1-2029	BRL	1,450,000	242,938
Bundesschatzanweisungen German Bonds	0.20	6-14-2024	EUR	1,625,000	1,687,572
Canada	0.50	9-1-2025	CAD	975,000	698,520
Canada	1.50	12-1-2031	CAD	1,450,000	969,535
Canada 144A	1.90	3-15-2031	CAD	6,250,000	4,222,780
Canada	2.00	12-1-2051	CAD	1,600,000	967,508
China Government Bond	3.02	5-27-2031	CNY	32,150,000	4,852,156
China Government Bond	3.03	3-11-2026	CNY	52,200,000	7,919,558
Colombia	6.00	4-28-2028	COP	1,435,000,000	270,985
Czech Republic Bonds	0.25	2-10-2027	CZK	4,000,000	133,684
Czech Republic Bonds	1.75	6-23-2032	CZK	87,500,000	2,796,457
France ¤	0.00	5-25-2032	EUR	1,025,000	887,913
France	1.75	11-25-2024	EUR	1,575,000	1,683,000
Hungary	1.50	4-22-2026	HUF	865,000,000	1,787,918
Hungary	1.50	8-26-2026	HUF	54,000,000	109,089
Hungary	2.25	4-20-2033	HUF	150,000,000	236,024
Indonesia	6.50	6-15-2025	IDR	7,300,000,000	502,510
Italy Buoni Poliennali del Tesoro ¤	0.00	4-1-2026	EUR	1,000,000	965,906
Italy Buoni Poliennali del Tesoro 144A	0.60	8-1-2031	EUR	4,175,000	3,486,590
Italy Buoni Poliennali del Tesoro	0.95	6-1-2032	EUR	3,000,000	2,531,447
Italy Buoni Poliennali del Tesoro 144A	1.50	4-30-2045	EUR	2,200,000	1,586,887
Korea Treasury Bond	1.88	6-10-2029	KRW	900,000,000	615,927
Korea Treasury Bond	2.38	12-10-2031	KRW	1,290,000,000	891,475
Malaysia Government Bond	3.88	3-14-2025	MYR	1,500,000	343,511
Malaysia Government Bond	3.90	11-30-2026	MYR	1,100,000	248,966
Mexico	5.75	3-5-2026	MXN	7,400,000	327,238
Mexico	8.00	11-7-2047	MXN	6,000,000	265,907
Mexico	8.50	5-31-2029	MXN	6,515,000	314,412
New South Wales	1.50	2-20-2032	AUD	1,950,000	1,053,632
New South Wales	3.00	5-20-2027	AUD	1,640,000	1,092,475
New Zealand Government Bond	1.50	5-15-2031	NZD	2,100,000	1,082,544
New Zealand Government Bond	3.50	4-14-2033	NZD	2,100,000	1,263,355
Norway 144A	1.50	2-19-2026	NOK	13,700,000	1,319,596
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date		Principal	Value
Foreign government bonds: 79.34% (continued)
Norway 144A	2.13%	5-18-2032	NOK	13,250,000	$ 1,241,906
Poland	0.25	10-25-2026	PLN	775,000	129,374
Poland	1.25	10-25-2030	PLN	12,775,000	1,858,068
Poland	1.75	4-25-2032	PLN	3,200,000	451,288
Poland	2.50	1-25-2023	PLN	1,000,000	217,744
Poland	2.75	10-25-2029	PLN	425,000	72,483
Queensland Treasury Corporation 144A	1.50	8-20-2032	AUD	2,000,000	1,071,310
Queensland Treasury Corporation 144A	2.75	8-20-2027	AUD	1,600,000	1,052,692
Republic of Peru	6.35	8-12-2028	PEN	600,000	147,711
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,216,848
Republic of South Africa	8.75	2-28-2048	ZAR	2,585,000	122,157
Republic of South Africa	10.50	12-21-2026	ZAR	25,435,000	1,653,949
Romania	3.25	6-24-2026	RON	650,000	112,653
Romania	3.65	9-24-2031	RON	4,700,000	675,775
Romania	4.85	4-22-2026	RON	3,800,000	703,817
Romania	5.00	2-12-2029	RON	4,175,000	715,738
Russia (Acquired 3/13/2020, cost $270,927) †>	6.50	2-28-2024	RUB	20,000,000	30,909
Russia (Acquired 9/23/2020, cost $3,718,709) †>	4.50	7-16-2025	RUB	296,800,000	458,691
Spain Bonos y Obligaciones del Estado ¤	0.00	1-31-2026	EUR	1,150,000	1,140,945
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	3,395,000	3,302,533
United Kingdom Gilt Bond	1.00	4-22-2024	GBP	715,000	856,786
United Kingdom Gilt Bond	1.25	7-22-2027	GBP	725,000	854,432
United Kingdom Gilt Bond	1.25	7-31-2051	GBP	2,600,000	2,307,904
Total Foreign government bonds (Cost $90,829,749)					72,530,456
Yankee corporate bonds and notes: 0.42%
France: 0.42%
Electricite de France SA (Utilities, Electric utilities)	4.50	9-21-2028		$400,000	388,578
Total Yankee corporate bonds and notes (Cost $426,808)					388,578

		Yield	Shares
Short-term investments: 0.28%
Investment companies: 0.28%
Allspring Government Money Market Fund Select Class ♠∞		1.26	257,892	257,892
Total Short-term investments (Cost $257,892)				257,892
Total investments in securities (Cost $113,568,659)	99.32%			90,797,184
Other assets and liabilities, net	0.68			620,053
Total net assets	100.00%			$91,417,237

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $489,600 (original aggregate cost of $3,989,636), representing 0.54% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Allspring International Bond Fund

Portfolio of investments—June 30, 2022 (unaudited)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CNY	China yuan
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,463,638	$30,055,979	$(31,261,725)	$0	$0	$257,892	257,892	$1,521
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
19,500,000 EUR	21,451,911 USD	State Street Bank & Trust Company	7-7-2022	$0	$(1,014,335)
400,000 MYR	90,936 USD	State Street Bank & Trust Company	9-12-2022	0	(148)
310,000,000 JPY	2,285,748 USD	State Street Bank & Trust Company	8-31-2022	7,610	0
1,500,000 ZAR	93,189 USD	State Street Bank & Trust Company	7-28-2022	0	(1,205)
300,000 GBP	364,404 USD	State Street Bank & Trust Company	7-11-2022	809	0
8,407,010 USD	6,425,000 GBP	State Street Bank & Trust Company	7-11-2022	585,365	0
3,814,016 USD	3,500,000 EUR	State Street Bank & Trust Company	7-7-2022	145,734	0
270,518 USD	1,300,000 BRL	State Street Bank & Trust Company	7-22-2022	23,408	0
2,331,252 USD	37,000,000 ZAR	State Street Bank & Trust Company	7-28-2022	62,322	0
393,793 USD	6,250,000 ZAR	State Street Bank & Trust Company	7-28-2022	10,527	0
1,910,775 USD	690,000,000 HUF	State Street Bank & Trust Company	8-9-2022	97,260	0
1,400,000 GBP	1,831,878 USD	State Street Bank & Trust Company	7-11-2022	0	(127,550)
110,770 USD	40,000,000 HUF	State Street Bank & Trust Company	8-9-2022	5,638	0
6,840,665 USD	9,500,000 AUD	State Street Bank & Trust Company	9-6-2022	279,782	0
2,500,548 USD	3,850,000 NZD	State Street Bank & Trust Company	9-6-2022	97,706	0
2,679,842 USD	25,425,000 NOK	State Street Bank & Trust Company	9-13-2022	94,568	0
See accompanying notes to portfolio of investments

Allspring International Bond Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
450,048 USD	60,000,000 JPY	State Street Bank & Trust Company	8-31-2022	$6,172	$0
2,380,570 USD	3,035,000 CAD	State Street Bank & Trust Company	9-14-2022	22,382	0
2,336,715 USD	55,250,000 CZK	State Street Bank & Trust Company	9-23-2022	20,843	0
224,030 USD	4,600,000 MXN	State Street Bank & Trust Company	9-23-2022	0	(1,364)
116,307 USD	2,750,000 CZK	State Street Bank & Trust Company	9-23-2022	1,037	0
3,893,269 USD	3,700,000 EUR	State Street Bank & Trust Company	7-7-2022	15,370	0
565,000 GBP	735,407 USD	State Street Bank & Trust Company	7-11-2022	0	(47,589)
15,531 USD	250,000 ZAR	State Street Bank & Trust Company	7-28-2022	201	0
1,015,000 TRY	64,479 USD	State Street Bank & Trust Company	7-27-2022	0	(4,580)
1,400,000 ZAR	87,408 USD	State Street Bank & Trust Company	7-28-2022	0	(1,557)
1,300,000 BRL	253,066 USD	State Street Bank & Trust Company	7-22-2022	0	(5,957)
23,400,000 THB	685,714 USD	State Street Bank & Trust Company	8-31-2022	0	(22,183)
1,850,000,000 JPY	14,615,713 USD	State Street Bank & Trust Company	8-31-2022	0	(929,543)
250,000 GBP	315,534 USD	State Street Bank & Trust Company	7-11-2022	0	(11,189)
				$1,476,734	$(2,167,200)
See accompanying notes to portfolio of investments

6  |  Allspring International Bond Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring International Bond Fund  |  7

Notes to portfolio of investments—June 30, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$4,697,697	$0	$4,697,697
Foreign corporate bonds and notes	0	12,922,561	0	12,922,561
Foreign government bonds	0	72,530,456	0	72,530,456
Yankee corporate bonds and notes	0	388,578	0	388,578
Short-term investments
Investment companies	257,892	0	0	257,892
	257,892	90,539,292	0	90,797,184
Forward foreign currency contracts	0	1,476,734	0	1,476,734
Total assets	$257,892	$92,016,026	$0	$92,273,918
Liabilities
Forward foreign currency contracts	$0	$2,167,200	$0	$2,167,200
Total liabilities	$0	$2,167,200	$0	$2,167,200
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring International Bond Fund